Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-Cancellable Operating Leases

As of December 31, 2016, the Group has future minimum lease payments under non-cancellable operating leases, with initial terms in excess of one year, for office premises consisting of the following:

	RMB	US$
2017	108,202	15,584
2018	87,711	12,633
2019	51,928	7,479
2020 and thereafter	—	—

	247,841	35,696